Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [Line Items]
Revenue	₩ 24,336,571	₩ 27,790,216	₩ 26,504,074
Televisions [member]
Disclosure of products and services [Line Items]
Revenue	9,727,260	11,717,982	10,132,520
Desktop monitors [member]
Disclosure of products and services [Line Items]
Revenue	4,040,025	4,393,482	4,035,195
Tablet products [member]
Disclosure of products and services [Line Items]
Revenue	1,990,766	2,369,634	2,695,808
Notebook computers [member]
Disclosure of products and services [Line Items]
Revenue	2,836,888	2,244,088	2,383,532
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 5,741,632	₩ 7,065,030	₩ 7,257,019